ACCOUNTING POLICIES AND GOING CONCERN (Details) $ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Accounting Policies and Going Concern [Abstract]
Available liquidity	$ 664.1
Cash and cash equivalents incl. restricted cash	369.8	$ 291.2	$ 532.4
Restricted cash	10.0	$ 19.3	$ 5.3
Net interest-bearing debt	$ 767.0
Debt loan-to-value ratio	0.270